Leases - Navios Holdings Lease Expenses (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Leased Assets [Line Items]
Lease expenses	$ 30,143	$ 33,702	$ 62,473	$ 64,732
Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	29,182	32,884	60,398	63,134
Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	135	78	271	153
Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	826	740	1,804	1,445
Drybulk Vessel Operations
Operating Leased Assets [Line Items]
Lease expenses	29,842	33,447	61,862	64,228
Drybulk Vessel Operations | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	29,182	32,884	60,398	63,134
Drybulk Vessel Operations | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	660	563	1,464	1,094
Logistics Business
Operating Leased Assets [Line Items]
Lease expenses	301	255	611	504
Logistics Business | Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	135	78	271	153
Logistics Business | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	$ 166	$ 177	$ 340	$ 351